Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of fixed assets, net
	December 31,
	2020	2019
	USD in thousands
Cost:
Computers and software	595	597
Office furniture and equipment	216	173
Leasehold improvements	349	346
	1,160	1,116
Less – accumulated depreciation	733	485

Fixed assets, net	427	631